                             RUSSELL INSURANCE FUNDS
                      Supplement dated October 24, 2002 to
                         PROSPECTUS DATED APRIL 30, 2002


I. The following paragraph is added to the end of the section entitled "Purchase of Fund Shares":

     Frequent Trading: The Funds do not permit market-timing. The Funds reserve the right to reject or restrict any purchase order, including exchanges from any investor. The Funds are intended for long-term investors. Frequent trading of Fund shares, often in response to short-term fluctuations in the market, also known as "market timing", is not permitted. The Funds may reject or cancel purchase and exchange orders and may restrict the availability of purchases and exchanges through telephone requests, facsimile transmissions, automated telephone services, internet services or any electronic transfer service, if an investor's trading, in the judgment of the Funds, has been or may be disruptive to a Fund. In making this judgment, the Funds may consider trading done in multiple accounts under common control or ownership. This policy will not affect any redemption rights.

II. The following restates the section entitled "Money Manager Information" for the Multi-Style Equity Fund, Aggressive Equity Fund and Non-U.S. Fund in its entirety in the Russell Insurance Funds Prospectus:

                            MONEY MANAGER INFORMATION

                             Multi-Style Equity Fund

Alliance Capital Management L.P. through its Bernstein Investment Research and Management Unit, 1345 Avenue of the Americas, New York, NY 10105.
Barclays Global Fund Advisors, 45 Fremont Street, San Francisco, CA 94105. Brandywine Asset Management, LLC, 201 North Walnut Street, Suite 1200, Wilmington, DE 19801.
Jacobs Levy Equity Management, Inc., 100 Campus Drive, P.O. Box 650, Florham Park, NJ 07932-0650.
Montag & Caldwell, Inc., 3455 Peachtree Road, NE, Suite 1200, Atlanta, GA 30326-3248.
Peachtree Asset Management, One Peachtree Center, Suite 4500, 303 Peachtree Street N.E., Atlanta, GA 30308.
Strong Capital Management, Inc., 100 Heritage Reserve, P.O. Box 2936, Menomonee Falls, WI 53201.
Turner Investment Partners, Inc., 1235 Westlakes Drive, Suite 350, Berwyn, PA 19312-2414.
Westpeak Global Advisors, L.P., 1470 Walnut Street, Boulder, CO 80302.

                             Aggressive Equity Fund

CapitalWorks Investment Partners, LLC, 402 West Broadway, 25th Floor, San Diego, CA 92101.
David J. Greene and Company, LLC, 599 Lexington Avenue, New York, NY 10022. Geewax, Terker & Company, 414 Old Baltimore Pike, Chadds Ford, PA 19317.
Goldman Sachs Asset Management, a business unit of the Investment
Management Division of Goldman, Sachs & Co., 32 Old Slip, 17th Floor, New York, NY 10005.
Jacobs Levy Equity Management, Inc., 100 Campus Drive, P.O. Box 650, Florham Park, NJ 07932-0650.
Suffolk Capital Management, LLC, 1633 Broadway, 40th Floor, New York, NY 10019. Systematic Financial Management, L.P., 300 Frank Burr Boulevard, Glenpoint East, 7th Floor, Teaneck, NJ 07666-6703.
TimesSquare Capital Management, Inc., Four Times Square, 25th Floor, New York, NY 10036-9998.

                                  Non-U.S. Fund

AQR Capital Management, LLC, 900 Third Avenue, 17th Floor, New York, NY 10022. Fidelity Management & Research Company, 82 Devonshire Street, Boston, MA 02109-3614.
Oechsle International Advisors, LLC, One International Place, 23rd Floor, Boston, MA 02110.
The Boston Company Asset Management, LLC, One Boston Place, 14th Floor,
Boston, MA 02108-4402.

                             RUSSELL INSURANCE FUNDS
                        Supplement Dated October 24, 2002
                   To the Statement of Additional Information
                              Dated April 30, 2002
                      As Supplemented through June 24, 2002

I. The following restates the chart contained on the cover page of this Statement of Additional Information:

     As of the date of this Statement of Additional Information, RIF is comprised of the following investment portfolios, each of which commenced operations on the date set forth opposite the Fund's name.

Fund                              Fund Inception Date              Prospectus Date
----                              -------------------              ---------------
Multi-Style Equity Fund           January 2, 1997                  April 30, 2002*
Aggressive Equity Fund            January 2, 1997                  April 30, 2002*
Non-U.S. Fund                     January 2, 1997                  April 30, 2002*
Real Estate Securities Fund       April 30, 1999                   April 30, 2002*
Core Bond Fund                    January 2, 1997                  April 30, 2002*

-------------------
* As Supplemented through October 24, 2002

II. The following restates the section entitled "Code of Ethics" in its entirety in the Frank Russell Investment Company Statement of Additional
     Information:

CODES OF ETHICS. RIF, FRIMCo and the Distributor have each adopted a Code of Ethics as required under SEC Rule 17j-1. These Codes permit personnel subject to the Codes to invest in securities, which may include securities in which the Funds can invest. Personal investments are subject to the regulatory and disclosure provisions of the respective Codes. In addition, each Money Manager has adopted a Code of Ethics under Rule 17j-1. The table below indicates whether each Money Manager's Code of Ethics permits personnel covered by the Code to invest in securities and, where appropriate, to invest in securities in which a Fund advised by that Money Manager may invest.

---------------------------------------------------------------------------------------------------------------------------
                                                                                                  Does the code contain
                                 Personal investing    Are investments in securities owned by      all of the required
        MONEY MANAGER                 allowed?             the advised sub-trust allowed?         Rule 17j-1 provisions?
---------------------------------------------------------------------------------------------------------------------------
AEW Management and Advisors,   Yes                     No                                                Yes
L.P.
---------------------------------------------------------------------------------------------------------------------------
Alliance Capital Management,   Yes                     Yes, but not in securities with                   Yes
L.P. through its Bernstein                             pending or possible client buy or sell
Investment Research and                                orders
Management Unit
---------------------------------------------------------------------------------------------------------------------------
AQR                            Yes                     Yes, unless the securities are on a               Yes
                                                       restricted list
---------------------------------------------------------------------------------------------------------------------------
Barclays Global Fund Advisors  Yes                     Yes, but not in securities with                   Yes
                                                       pending or possible client buy or sell
                                                       orders and certain blackouts apply to
                                                       securities of Barclays PLC and
                                                       securities underwritten by Barclays
                                                       affiliates
---------------------------------------------------------------------------------------------------------------------------
The Boston Company Asset       Yes                     Yes, but not in securities with                   Yes
Management, LLC                                        pending or possible client buy or sell
                                                       orders, also, certain persons may not
                                                       purchase securities issued by
                                                       financial services organizations
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
Brandywine Asset Management,   Yes                     Yes, but not in securities with                   Yes
Inc.                                                   pending or possible client buy or sell
                                                       orders
---------------------------------------------------------------------------------------------------------------------------
CapitalWorks Investment        Yes                     Yes, but not in securities with                   Yes
Partners, LLC                                          pending or possible client buy or sell
                                                       orders
---------------------------------------------------------------------------------------------------------------------------
David J. Greene and Company,   Yes                     Yes                                               Yes
LLC
---------------------------------------------------------------------------------------------------------------------------
Fidelity Management and        Yes                     Yes, but cannot purchase closed-end               Yes
Research Company                                       funds for which Fidelity performs
                                                       pricing and bookkeeping, securities of
                                                       certain broker-dealers or interests in
                                                       hedge funds and investment clubs
---------------------------------------------------------------------------------------------------------------------------
Geewax, Terker & Company       Yes                     Yes, but not in securities with                   Yes
                                                       pending or possible client buy or sell
                                                       orders
---------------------------------------------------------------------------------------------------------------------------
Goldman Sachs Asset            Yes                     Yes, but not in securities with                   Yes
Management                                             pending or possible client buy or sell
                                                       orders
---------------------------------------------------------------------------------------------------------------------------
Jacobs Levy Equity             Yes                     Yes, but not in securities with                   Yes
Management, Inc.                                       pending or possible client buy or sell
                                                       orders
---------------------------------------------------------------------------------------------------------------------------
J.P. Morgan Investment         Yes                     Yes, but not in securities with                   Yes
Management Inc.                                        pending or possible client buy or sell
                                                       orders
---------------------------------------------------------------------------------------------------------------------------
Montag & Caldwell, Inc.        Yes                     Yes, but not in securities on a                   Yes
                                                       Restricted Stock List
---------------------------------------------------------------------------------------------------------------------------
Oechsle International          Yes                     Yes, but not in securities with                   Yes
Advisors, LLC                                          pending or possible client buy or sell
                                                       orders
---------------------------------------------------------------------------------------------------------------------------
Pacific Investment             Yes, but must use a     Yes, but not in securities with                   Yes
Management Company             registered broker for   pending or possible client buy or sell
                               transactions in         orders
                               publicly traded
                               securities
---------------------------------------------------------------------------------------------------------------------------
Peachtree Asset Management     Yes                     Yes, but not in securities with                   Yes
                                                       pending or possible client buy or sell
                                                       orders
---------------------------------------------------------------------------------------------------------------------------
RREEF America L.L.C.           Yes                     Yes, but transactions in securities               Yes
                                                       with pending or possible client buy or
                                                       sell orders require prior approval
---------------------------------------------------------------------------------------------------------------------------
Security Capital Management    Yes                     Yes, but not in securities with                   Yes
Incorporated                                           pending or possible client buy or sell
                                                       orders
---------------------------------------------------------------------------------------------------------------------------
Strong Capital Management,     Yes                     Yes, but not in securities with                   Yes
Inc.                                                   pending or possible client buy or sell
                                                       orders
---------------------------------------------------------------------------------------------------------------------------
Suffolk Capital Management,    Yes                     Yes, but not in securities with                   Yes
LLC                                                    pending or possible client buy or sell
                                                       orders or in securities of which 10%
                                                       or more are held in portfolios managed
                                                       by Suffolk
---------------------------------------------------------------------------------------------------------------------------
Systematic Financial           Yes                     Yes, but not in securities with                   Yes
Management, L.P.                                       pending or possible client buy or sell
                                                       orders
---------------------------------------------------------------------------------------------------------------------------
TimesSquare Capital            Yes                     Yes, but not in securities with                   Yes
Management, Inc.                                       pending or possible client buy or sell
                                                       orders
---------------------------------------------------------------------------------------------------------------------------
Turner Investment Partners,    Yes                     Yes, but not in securities in which               Yes
Inc.                                                   the adviser has a long or short
                                                       position or with pending or possible
                                                       client buy or sell orders
---------------------------------------------------------------------------------------------------------------------------
Westpeak Global Advisors,      Yes                     Yes, but not in securities with                   Yes
L.P.                                                   pending or possible client buy or sell
                                                       orders
---------------------------------------------------------------------------------------------------------------------------

III. The following restates the section entitled "Money Manager Information" for the Multi-Style Equity Fund in its entirety in the Russell Insurance Funds Statement of Additional Information:

                            MONEY MANAGER INFORMATION

                             Multi-Style Equity Fund

     Alliance Capital Management L.P., through its Bernstein Investment Research and Management Unit, is a limited partnership the majority ownership interests in which are held by its affiliates. Alliance Capital Management Holding L.P., a publicly traded partnership, owns approximately 30% of the units representing limited partnership interests in Alliance Capital Management L.P. AXA Financial, Inc. owns approximately 2% of the outstanding units of Alliance Capital Management Holding L.P. and approximately 52% of the outstanding units of Alliance Capital Management L.P., representing an approximate 53% economic interest in Alliance Capital Management L.P. AXA Financial, Inc. is a wholly-owned subsidiary of AXA, a publicly traded financial services organization. AXA Financial, Inc.'s indirect wholly-owned subsidiary, Alliance Capital Management Corporation, is the general partner of Alliance Capital Management L.P. and Alliance Capital Management Holding L.P.

     Barclays Global Advisors, is a wholly-owned subsidiary of Barclays Global Investors, N.A.

     Brandywine Asset Management, LLC is wholly-owned by Legg Mason, Inc., a publicly traded company.

     Jacobs Levy Equity Management, Inc. is owned by Bruce Jacobs and Kenneth Levy.

     Montag & Caldwell, Inc. is a wholly-owned subsidiary of ABN AMRO Holdings N.V., a publicly traded company. Other entities in the corporate chain of control include ABN AMRO Bank N.V., ABN AMRO North America Holding Company, and Montag & Caldwell's parent company, ABN AMRO Asset Management Holdings, Inc.

     Peachtree Asset Management, Inc. is a division of SSB Citi Fund Management LLC. SSB Citi Fund Management LLC is 100% owned by Salomon Smith Barney Holdings, Inc. which is a wholly owned subsidiary of Citigroup Inc.

     Strong Capital Management, Inc. is a corporation controlled by Richard S. Strong.

     Turner Investment Partners, Inc. is a corporation controlled by Robert E. Turner.

     Westpeak Global Advisors, L.P. ("Westpeak") is a limited partnership that is a subsidiary of CDC IXIS Asset Management North America, L.P., Boston, Massachusetts, which itself is a subsidiary of CDC IXIS Asset Management, Paris, France ("CDC IXIS AM"). CDC IXIS AM is part of the Caisse des Depots et Consignations Group, Paris, France.

IV. The following is added as the second to last paragraph in the section entitled "Limitations On Use Of Futures And Options On Futures Contracts" of the "Investment Restrictions, Policies And Certain Investments" section in the Statement of Additional Information of Russell Insurance Funds:

     In order to comply with applicable regulations of the CFTC pursuant to which the Funds avoid being deemed to be "commodity pools," the Funds are limited in entering into futures contracts and options on futures contracts to positions which constitute "bona fide hedging" positions within the meaning and intent of applicable CFTC rules, and with respect to positions for non-hedging purposes, to positions for which the aggregate initial margins and premiums will not exceed 5% of the net assets of a Fund as determined under the CFTC Rules.

V. The following restates in its entirety the first paragraph of the section entitled "Swap Agreements" of the "Investment Restrictions, Policies And Certain Investments" section in the Statement of Additional Information of Russell Insurance Funds:

     SWAP AGREEMENTS. The Funds may enter into index swap agreements as an additional equitization vehicle for uninvested cash balances held by the Funds or to effect investment transactions consistent with the Funds' investment objectives and strategies. Swap agreements are two party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than one year. In a standard swap transaction, the two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular investments or instruments. The returns to be exchanged between the parties are calculated with respect to a "notional amount" (i.e. a specified dollar amount that is hypothetically invested in a "basket" of securities representing a particular index).